Property, Equipment and Software, net - Schedule of Components (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Property, equipment and software, gross	$ 941	$ 903	$ 886
Less: accumulated depreciation and amortization	(777)	(562)	(287)
Total property, equipment and software, net	$ 164	$ 341	599
Furniture and fixtures
Property and equipment, net
Useful Life (Years)	5 years	5 years
Property, equipment and software, gross	$ 153	$ 138	128
Computer equipment
Property and equipment, net
Useful Life (Years)	3 years	3 years
Property, equipment and software, gross	$ 20	$ 20	20
Leasehold improvements
Property and equipment, net
Useful Life (Years)	15 years	15 years
Property, equipment and software, gross	$ 66	$ 43	36
Capitalized software
Property and equipment, net
Useful Life (Years)	3 years	3 years
Property, equipment and software, gross	$ 702	$ 702	$ 702